Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of Detailed Information about Cash and Cash Equivalents	Cash and cash equivalents are comprised of the following:

	December 31
	2020	2021
Cash	$447.0	$384.4
Cash equivalents	16.8	9.6
	$463.8	$394.0

Disclosure of Risks from Financial Instruments	The local currency amounts have been converted to U.S. dollar equivalents using spot rates at December 31, 2021.

	Canadian dollar	Euro	Thai baht	Chinese renminbi	Malaysian ringgit
Cash and cash equivalents	$3.6	$9.2	$0.8	$16.9	$3.4
A/R	7.8	39.3	—	19.6	8.4
Income taxes and value-added taxes receivable	14.1	1.0	10.5	6.5	4.4
Other financial assets	—	2.0	0.5	0.6	1.6
Pension and non-pension post-employment liabilities	(84.8)	(0.6)	(19.7)	(1.2)	—
Income taxes and value-added taxes payable	(1.2)	(0.3)	(5.9)	(14.2)	(0.4)
A/P and certain accrued and other liabilities and provisions	(88.7)	(39.2)	(32.5)	(56.7)	(28.7)
Net financial assets (liabilities)	$(149.2)	$11.4	$(46.3)	$(28.5)	$(11.3)

Disclosure of Foreign Currency Risk Analysis	The financial impact of a one-percentage point strengthening or weakening of the following currencies against the U.S. dollar for our financial instruments denominated in such non-functional currencies is summarized in the following table as at December 31, 2021. The financial instruments impacted by a change in exchange rates include our exposures to the above financial assets or liabilities denominated in non-functional currencies and our foreign exchange forward contracts and swaps.

	Canadian dollar	Euro	Thai baht	Chinese renminbi	Malaysian ringgit
	Increase (decrease)
1% Strengthening
Net earnings	$(0.6)	$—	$(0.1)	$(0.2)	$(0.1)
OCI	$1.1	$(0.1)	$0.8	$0.4	$0.5
1% Weakening
Net earnings	$0.6	$—	$0.1	$0.2	$0.1
OCI	$(1.0)	$0.1	$(0.7)	$(0.4)	$(0.4)

Disclosure of Fair Value Measurement of Assets
In the table below, we have segregated our financial assets and liabilities that are measured at fair value, based on the inputs used to determine fair value at the measurement date. The three levels within the fair value hierarchy, based on the reliability of inputs, are as follows:
•    Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;
•    Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly (i.e. prices) or indirectly (i.e. derived from prices); and
•    Level 3 inputs are inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).

	December 31, 2020		December 31, 2021
	Level 1	Level 2	Level 1	Level 2
Assets:
Interest rate swaps	$—	$—	$—	$0.5
Foreign currency forwards and swaps	—	29.4	—	7.4
	$—	$29.4	$—	$7.9

Liabilities:
Interest rate swaps	$—	$(16.5)	$—	$(7.4)
Foreign currency forwards and swaps	—	(6.1)	—	(6.2)
	$—	$(22.6)	$—	$(13.6)

Disclosure of Fair Value Measurement of Liabilities
In the table below, we have segregated our financial assets and liabilities that are measured at fair value, based on the inputs used to determine fair value at the measurement date. The three levels within the fair value hierarchy, based on the reliability of inputs, are as follows:
•    Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;
•    Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly (i.e. prices) or indirectly (i.e. derived from prices); and
•    Level 3 inputs are inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).

	December 31, 2020		December 31, 2021
	Level 1	Level 2	Level 1	Level 2
Assets:
Interest rate swaps	$—	$—	$—	$0.5
Foreign currency forwards and swaps	—	29.4	—	7.4
	$—	$29.4	$—	$7.9

Liabilities:
Interest rate swaps	$—	$(16.5)	$—	$(7.4)
Foreign currency forwards and swaps	—	(6.1)	—	(6.2)
	$—	$(22.6)	$—	$(13.6)

Disclosure of Derivatives and Hedging Activities	At December 31, 2021 and 2020, we had foreign currency forwards and swaps to trade U.S. dollars in exchange for the following currencies:

As at December 31, 2021 Currency	Contract amount of U.S. dollars	Weighted average exchange rate in U.S. dollars (i)	Maximum period in months	Fair value gain/(loss)
Canadian dollar	$195.5	0.79	12	$0.6
Thai baht	109.9	0.03	12	(1.0)
Malaysian ringgit	48.8	0.24	12	0.2
Mexican peso	23.5	0.05	12	0.2
Chinese renminbi	55.2	0.15	12	1.2
Euro	20.6	1.14	4	0.6
Romanian leu	40.6	0.23	12	(1.1)
Singapore dollar	27.8	0.74	12	—
Japanese yen	11.6	0.0088	4	0.5
Korean won	6.0	0.0008	4	—
Total (ii)	$539.5			$1.2

As at December 31, 2020 Currency	Contract amount of U.S. dollars	Weighted average exchange rate in U.S. dollars (i)	Maximum period in months	Fair value gain/(loss)
Canadian dollar	$230.8	0.76	12	$11.7
Thai baht	107.7	0.03	12	4.7
Malaysian ringgit	48.7	0.24	12	1.6
Mexican peso	20.1	0.05	12	1.6
British pound	0.8	1.33	4	0.1
Chinese renminbi	44.0	0.15	12	2.8
Euro	39.5	1.21	10	(1.5)
Romanian leu	28.6	0.23	12	2.0
Singapore dollar	27.5	0.73	12	1.0
Japanese yen	8.0	0.01	4	(0.2)
Korean won	6.9	0.0009	1	(0.5)
Total (ii)	$562.6			$23.3
(i)     Represents the U.S. dollar equivalent (not in millions) of one unit of the foreign currency, weighted based on the notional amounts of the underlying foreign currency forward and swap contracts outstanding as at December 31, 2021.
(ii)    As of December 31, 2021, the fair value of outstanding foreign currency forward and swap contracts related to effective cash flow hedges where we applied hedge accounting was a loss of $2.2 (December 31, 2020 — gain of $14.5), and the fair value of outstanding foreign currency forward and swap contracts related to economic hedges where we record the changes in the fair values of such contracts through our consolidated statement of operations was a gain of $3.4 (December 31, 2020 — gain of $8.8).